Intangible Assets	6 Months Ended
Jun. 30, 2020
Finite-Lived Intangible Assets, Net [Abstract]
Intangible Assets

NOTE 5: INTANGIBLE ASSETS

Time charters with favorable terms consist of the charter out contracts acquired in relation to containerships purchased and are analyzed as following:

Time charters with favorable terms	June 30, 2020	December 31, 2019
Acquisition cost	$71,535	$71,535
Accumulated amortization	(71,535)	(65,247)
Time charters with favorable terms net book value	$—	$6,288

Amortization expense for the three and six month periods ended June 30, 2020 amounted to $1,801 and $6,288, respectively, and is presented under the caption “Depreciation and amortization” in the condensed consolidated statements of operations.  Amortization expense for the three and six month periods ended June 30, 2019 amounted to $4,642 and $9,676, respectively, and is presented under the caption “Depreciation and amortization” in the condensed consolidated statements of operations.

Intangible assets subject to amortization were amortized using straight line method over their estimated useful lives to their estimated residual value of zero. As of June 30, 2020, the Company did not have any unamortized intangible assets.